ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 10, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
PSYK ETF (the “Fund”) (S000072630)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to amend the registration statement for the Fund, is Post-Effective Amendment No. 771 and Amendment No. 772 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of this filing are to: (1) update the description of the Enhanced Consciousness Index (the “Index”) to delete all references to medical cannabis companies and add references to neurology biopharmaceuticals companies and (2) update related risk disclosure. The Fund has not yet commenced operations.

Please note that the Commission staff last provided a full review of the Trust’s registration statement relating to the Fund, on which the Amendment is based, filed as Post-Effective Amendment No. 702 and Amendment 703 to the Trust’s Registration Statement on May 14, 2021, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on July 16, 2021. Such responses were reflected in Post-Effective Amendment No. 724 and Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, which was filed on July 23, 2021.

Therefore, pursuant to Investment Company Act Release No. IC‑13768 and Accounting and Disclosure Information (ADI) 2018-06 - Requests for Selective Review, the Trust requests that the Amendment be afforded selective review limited to the following sections:
•the “Principal Investment Strategies” and “Principal Investment Risks” sub-sections of the “Fund Summary” section of the Prospectus (Item 4 of Form N-1A);
•the “Additional Information about the Index” and Additional Information about the Fund’s Principal Risks” sub-sections of the “Additional Information about the Fund” section of the Prospectus (Item 9 of Form N-1A); and
•the “Description of Permitted Investments” sub-section of the “Additional Information about Investment Objectives, Polices, and Related Risks” section of the Statement of Additional Information (Item 16(b) of Form N-1A).

If you have any questions or require further information, please contact Alyssa Bernard at (920) 360-7173 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President